Unique ID	Loan Id	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
6452449973	XXX	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)				Cashout Refi	Owner Occ	87.5	87.5	35.102
6452450033	XXX	3	2	[2] Manufactured (Double-Wide)		3	[3] Finance Charge underdisclosed >$XXX for Refinance [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.56	72.56	55.313
6452450153	XXX	3	3	[3] Note Incomplete	Note incomplete due to not reflecting interest rate and payment.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Construction To Perm	Owner Occ	40.53	40.53	48.95